Employee share schemes - Summary of Shares Held for Share Award Schemes (Details) - Employee share ownership plan - GBP (£) shares in Thousands, £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	64,314	58,817
Nominal value	£ 20	£ 18
Carrying amount	397	288
Market value	£ 866	£ 853